CAPITALIZED SOFTWARE DEVELOPMENT COSTS (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Balance at the beginning of the year	$ 17,399	$ 13,822
Acquisition of core technology which considered as software development	0	4,659
Capitalization	3,464	4,735
Amortization	(3,758)	(4,544)	(5,869)
Functional currency translation adjustments	389	(1,273)
Balance at the year end	$ 17,494	$ 17,399	$ 13,822